Related Party Note Payable	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Note Payable

NOTE 6 –RELATED PARTY NOTE PAYABLE

On June 26, 2019, the Company borrowed $75,000 from the Chief Executive Officer of the Company with principal and interest due on August 26, 2019. This note accrues interest at the rate of 4.5% per annum and is unsecured. Accrued interest expense as of June 30, 2019 and for the six-months then ended was $46.